Tax	12 Months Ended
Dec. 31, 2019
Tax
28 Tax
Details of current and deferred taxes
in	2019	2018	2017
Current and deferred taxes (CHF million)
Switzerland	175	135	82
Foreign	531	426	421
Current income tax expense	706	561	503
Switzerland	171	479	244
Foreign	418	321	1,994
Deferred income tax expense	589	800	2,238
Income tax expense	1,295	1,361	2,741
Income tax expense/(benefit) reported in shareholders' equity related to:
Gains/(losses) on cash flow hedges	13	(28)	(24)
Cumulative translation adjustment	(4)	(7)	1
Unrealized gains/(losses) on securities	7	(5)	1
Actuarial gains/(losses)	99	(102)	172
Net prior service credit/(cost)	58	(33)	(32)
Share-based compensation and treasury shares	(5)	1	3
Reconciliation of taxes computed at the Swiss statutory rate
in	2019	2018	2017
Income/(loss) before taxes (CHF million)
Switzerland	2,985	1,924	1,736
Foreign	1,735	1,448	57
Income before taxes	4,720	3,372	1,793
Reconciliation of taxes computed at the Swiss statutory rate (CHF million)
Income tax expense/(benefit) computed at the statutory tax rate of 22%	1,038	742	394
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	(101)	107	(110)
Non-deductible amortization of other intangible assets and goodwill impairment	1	3	0
Other non-deductible expenses	371	457	354
Additional taxable income	7	5	0
Lower taxed income	(325)	(190)	(276)
(Income)/loss taxable to noncontrolling interests	8	12	7
Changes in tax law and rates	(28)	(2)	2,095
Changes in deferred tax valuation allowance	116	(106)	123
Change in recognition of outside basis difference	4	(32)	(19)
Tax deductible impairments of Swiss subsidiary investments	0	(65)	88
(Windfall tax benefits) /shortfall tax charges on share-based compensation	39	10	91
Other	165	420	(6)
Income tax expense	1,295	1,361	2,741
2019
Foreign tax rate differential of CHF  101 million reflected a foreign tax benefit mainly driven by losses in higher tax jurisdictions, mainly in the UK, and profits incurred in lower tax jurisdictions, mainly in Singapore, partially offset by profits made in higher tax jurisdictions, such as Brazil. The foreign tax rate expense of CHF  949 million comprised not only the foreign tax expense based on statutory tax rates but also the tax impacts related to additional reconciling items as explained below.
Other non-deductible expenses of CHF  371 million included the impact of CHF  274 million relating to non-deductible interest expenses (including a contingency accrual of CHF  28 million), CHF  56 million relating to non-deductible bank levy costs and other non-deductible compensation expenses and management costs, CHF  34 million relating to non-deductible fines and various smaller non-deductible expenses.
Lower taxed income of CHF  325 million included a tax benefit of CHF  160 million related to the transfer of the InvestLab fund platform to Allfunds Group and SIX Group AG equity investment revaluation gain in Switzerland, CHF  73 million related to non-taxable life insurance income, CHF  45 million related to non-taxable dividend income, CHF  26 million related to concessionary and lower taxed income, CHF  14 million related to exempt income and various smaller items.
Changes in deferred tax valuation allowances of CHF  116 million included a tax charge from the increase in valuation allowances on deferred tax assets of CHF  273 million, mainly in respect of three of the Group’s operating entities in Japan, the UK and the US. Also included was the net impact of the release of valuation allowances on deferred tax assets of CHF  157 million, mainly in respect of one of the Group’s operating entities in the UK.
Other of CHF  165 million included CHF  165 million relating to the US base erosion and anti-abuse tax (BEAT) and CHF  123 million relating to the tax impact of transitional adjustments arising from the adoption of International Financial Reporting Standards (IFRS) 9 for own credit movements. This was partially offset by CHF  58 million from own credit valuation gains, CHF  53 million relating to agreements reached with tax authorities relating to an advanced pricing agreement and the closure of a tax audit and CHF  20 million relating to a prior year adjustment. The remaining balance included various smaller items.
2018
Foreign tax rate differential of CHF  107 million reflected a foreign tax expense mainly driven by profits made in higher tax jurisdictions, such as the US, partially offset by foreign tax rate differential related to profits incurred in lower tax jurisdictions, mainly in Singapore. The foreign tax rate expense of CHF  747 million comprised not only the foreign tax expense based on statutory tax rates but also the tax impacts related to additional reconciling items as explained below.
Other non-deductible expenses of CHF  457 million included the impact of CHF  325 million relating to non-deductible interest expenses (including a contingency accrual of CHF  92 million), CHF  49 million relating to non-deductible bank levy costs and other non-deductible compensation expenses and management costs, CHF  15 million relating to non-deductible fines and various smaller non-deductible expenses.
Lower taxed income of CHF  190 million included a tax benefit of CHF  66 million related to non-taxable dividend income, CHF  48 million related to non-taxable life insurance income, CHF  33 million related to concessionary and lower taxed income, CHF  23 million related to exempt income and various smaller items.
Changes in deferred tax valuation allowances of CHF  106 million included a tax benefit from the release of valuation allowances of CHF  191 million, mainly in respect of two of the Group’s operating entities in the UK. Also included was the net impact of the increase in valuation allowances on deferred tax assets of CHF  85 million, mainly in respect of one of the Group’s operating entities in Switzerland.
Other of CHF  420 million included CHF  202 million relating to the tax impact of transitional adjustments arising on the first adoption of IFRS 9 for own credit movements, CHF  130 million from own credit valuation gains, CHF  65 million relating to BEAT, CHF  56 million relating to the net re-assessment of deferred tax balances in respect of one of the Group’s operating entities in Switzerland, CHF  26 million relating to the increase of tax contingency accruals and other smaller balances. This was partially offset by prior year adjustments of CHF  76 million.
2017
Foreign tax rate differential of CHF  110 million reflected a foreign tax benefit mainly driven by losses made in higher tax jurisdictions, such as the US, partially offset by foreign tax rate differential related to losses incurred in lower tax jurisdictions, mainly in Guernsey. The foreign tax rate expense of CHF  2,415 million comprised not only the foreign tax benefit based on statutory tax rates but also the tax impacts related to additional reconciling items as explained below.
Other non-deductible expenses of CHF  354 million included the impact of CHF  217 million relating to non-deductible interest expenses (including a contingency accrual of CHF  155 million), CHF  57 million related to the non-deductible portion of the litigation provisions and settlement charges, CHF  27 million related to non-deductible bank levy costs and other non-deductible compensation expenses and management costs, CHF  10 million related to non-deductible foreign exchange losses and various smaller non-deductible expenses of CHF  43 million.
Lower taxed income of CHF  276 million included a tax benefit of CHF  86 million related to non-taxable life insurance income, CHF  78 million related to non-taxable dividend income, CHF  31 million in respect of income taxed at rates lower than the statutory tax rate, CHF  25 million related to exempt income and various smaller items.
Changes in tax law and rates of CHF  2,095 million mainly reflected the impact of the US tax reform enacted on December 22, 2017 which resulted in a reduction of the federal corporate income tax rate from 35% to 21%, effective as of January 1, 2018. The US tax reform required a re-assessment of the deferred tax assets.
Changes in deferred tax valuation allowances of CHF  123 million included the net impact of the increase in valuation allowances on deferred tax assets of CHF  320 million, mainly in respect of two of the Group’s operating entities in the UK. Also included was a tax benefit from the release of valuation allowances of CHF  197 million, mainly in respect of two of the Group’s operating entities, one in the UK and one in Switzerland.
Other of CHF  6 million included CHF  105 million from own credit valuation gains, CHF  85 million relating to tax deductibility of previously taken litigation accruals and CHF  49 million from a favorable court decision, offset by CHF  248 million relating to the net re-assessment of deferred tax balances in respect of two of the Group’s operating entities in Switzerland reflecting the establishment of Credit Suisse Asset Management & Investor Services (Schweiz) Holding AG, the impact of adverse earnings mix of the current year and changes in forecasted future profitability, CHF  17 million from prior year adjustments and CHF  16 million relating to the increase of tax contingency accruals. The remaining balance included various smaller items.
As of December 31, 2019, the Group had accumulated undistributed earnings from foreign subsidiaries of CHF  17.8 billion compared to CHF  9.6 billion as of December 31, 2018. The increase compared to the end of 2018 reflected a reserve transfer in one of the Group’s entities. No deferred tax liability was recorded in respect of those amounts as these earnings are considered indefinitely reinvested. It is not practicable to estimate the amount of unrecognized deferred tax liabilities for these undistributed foreign earnings.
Deferred tax assets and liabilities
end of	2019	2018
Deferred tax assets and liabilities (CHF million)
Compensation and benefits	956	957
Loans	598	192
Investment securities	1,437	1,986
Provisions	769	582
Leases	439	–
Derivatives	72	62
Real estate	189	285
Net operating loss carry-forwards	5,753	6,227
Goodwill and intangible assets	405	518
Other	78	198
Gross deferred tax assets before valuation allowance	10,696	11,007
Less valuation allowance	(4,136)	(4,021)
Gross deferred tax assets net of valuation allowance	6,560	6,986
Compensation and benefits	(650)	(426)
Loans	(348)	(87)
Investment securities	(503)	(1,170)
Provisions	(337)	(369)
Business combinations	0	(1)
Leases	(405)	–
Derivatives	(224)	(214)
Real estate	(35)	(60)
Other	(182)	(154)
Gross deferred tax liabilities	(2,684)	(2,481)
Net deferred tax assets	3,876	4,505
of which deferred tax assets	4,399	4,943
of which net operating losses	1,465	1,647
of which deductible temporary differences	2,934	3,296
of which deferred tax liabilities	(523)	(438)
The decrease in net deferred tax assets from 2018 to 2019 of CHF  629 million was primarily due to the impact of CHF  502 million related to current year earnings, CHF  87 million from the re-assessment of deferred tax balances in Japan and foreign exchange translation losses of CHF  64 million, which are included within the currency translation adjustments recorded in AOCI. These decreases were partially offset by the tax impacts directly recorded in equity and other comprehensive income of CHF  24 million, mainly related to own credit movements, partially offset by a pension plan re-measurement.
The most significant net deferred tax assets arise in the US and Switzerland, which decreased from CHF  4,175 million, net of a valuation allowance of CHF  584 million as of the end of 2018, to CHF  3,855 million, net of a valuation allowance of CHF  606 million as of the end of 2019.
Due to uncertainty concerning its ability to generate the necessary amount and mix of taxable income in future periods, the Group recorded a valuation allowance against deferred tax assets in the amount of CHF  4.1 billion as of December 31, 2019 compared to CHF  4.0 billion as of December 31, 2018.
Amounts and expiration dates of net operating loss carry-forwards
end of 2019	Total
Net operating loss carry-forwards (CHF million)
Due to expire within 1 year	10
Due to expire within 2 to 5 years	7,348
Due to expire within 6 to 10 years	3,754
Due to expire within 11 to 20 years	6,172
Amount due to expire	17,284
Amount not due to expire	17,637
Total net operating loss carry-forwards	34,921
Movements in the valuation allowance
in	2019	2018	2017
Movements (CHF million)
Balance at beginning of period	4,021	4,279	4,188
Net changes	115	(258)	91
Balance at end of period	4,136	4,021	4,279
As part of its normal practice, the Group conducted a detailed evaluation of its expected future results. This evaluation was dependent on management estimates and assumptions in developing the expected future results, which were based on a strategic business planning process influenced by current economic conditions and assumptions of future economic conditions that are subject to change. This evaluation took into account both positive and negative evidence related to expected future taxable income and also considered stress scenarios. This evaluation has indicated the expected future results that are likely to be earned in jurisdictions where the Group has significant gross deferred tax assets, primarily in the US, Switzerland and the UK. The Group then compared those expected future results with the applicable law governing the utilization of deferred tax assets. US tax law allowed for a 20-year carry-forward period for existing net operating losses as of the end of 2017 and any new net operating losses will have an unlimited carry-forward period. Swiss tax law allows for a seven-year carry-forward period for net operating losses and UK tax law allows for an unlimited carry-forward period for net operating losses.
Tax benefits associated with share-based compensation
in	2019	2018	2017
Tax benefits (CHF million)
Tax benefits recorded in the consolidated statements of operations [1]	263	242	314
1 Calculated at the statutory tax rate before valuation allowance considerations.
> Refer to “Note 29 – Employee deferred compensation” for further information on share-based compensation.
If, upon settlement of share-based compensation, the tax deduction exceeds the cumulative compensation cost that the Group has recognized in the consolidated financial statements, the utilized tax benefit associated with any excess deduction is considered a “windfall” and recognized in the consolidated statements of operations and reflected as an operating cash inflow in the consolidated statements of cash flows. If, upon settlement, the tax deduction is lower than the cumulative compensation cost that the Group has recognized in the consolidated financial statements, the tax charge associated with the lower deduction is considered a “shortfall”. Tax charges arising on shortfalls are recognized in the consolidated statements of operations.
Uncertain tax positions
US GAAP requires a two-step process in evaluating uncertain income tax positions. In the first step, an enterprise determines whether it is more likely than not that an income tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Income tax positions meeting the more-likely-than-not recognition threshold are then measured to determine the amount of benefit eligible for recognition in the consolidated financial statements. Each income tax position is measured at the largest amount of tax benefit that is more likely than not to be realized upon ultimate settlement.
Reconciliation of gross unrecognized tax benefits
	2019	2018	2017
Movements in gross unrecognized tax benefits (CHF million)
Balance at beginning of period	574	481	410
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	27	10	131
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(64)	(2)	(104)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	105	112	117
Decreases in unrecognized tax benefits relating to settlements with tax authorities	0	0	(73)
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(35)	(4)	(3)
Other (including foreign currency translation)	(12)	(23)	3
Balance at end of period	595	574	481
of which, if recognized, would affect the effective tax rate	595	574	481
Interest and penalties
in	2019	2018	2017
Interest and penalties (CHF million)
Interest and penalties recognized in the consolidated statements of operations	(10)	(28)	29
Interest and penalties recognized in the consolidated balance sheets	77	87	115
Interest and penalties are reported as tax expense. The Group is currently subject to ongoing tax audits, inquiries and litigation with the tax authorities in a number of jurisdictions, including Brazil, the Netherlands, the US, the UK and Switzerland. Although the timing of completion is uncertain, it is reasonably possible that some of these will be resolved within 12 months of the reporting date. It is reasonably possible that there will be a decrease of between zero and CHF  303 million in unrecognized tax benefits within 12 months of the reporting date.
The Group remains open to examination from federal, state, provincial or similar local jurisdictions from the following years onward in these major countries: Brazil – 2014; the UK – 2012; Switzerland –2011; the US – 2010; and the Netherlands – 2006.